PAGE 1
KEYSTONE BALANCED FUND II

Dear Shareholders:

We are pleased to have the opportunity to provide the final report for Keystone Balanced Fund II, covering the fiscal period through June 30, 1997.

PERFORMANCE

Since the Fund's start of investment operations on September 3, 1996, your Fund produced the following investment results, before deduction of any sales charges:
     Class A Shares returned 19.61%
     Class B Shares returned 19.05%
     Class C Shares returned 18.95%.
  We believe your Fund performed very well. During a period in which both the stock and bond markets experienced significant short-term volatility and longer-term positive trends, we believe your Fund's consistent conservative strategy resulted in very strong performance.

MERGER

Effective July 17, 1997, Keystone Balanced Fund II was acquired by, or effectively merged with, Evergreen Foundation Fund in a tax-free transaction for investors. Shareholders of Keystone Balanced Fund II now are shareholders of Evergreen Foundation Fund. We believe Evergreen Foundation Fund, with its strong, long-term track record, is an excellent fund for shareholders who had chosen the Balanced Fund II.
  We thank you for your investment in, and support of, Keystone Balanced Fund
II.

Sincerely,
/s/ Albert H. Elfner, III                  (Photo of Albert    (Photo of George
Albert H. Elfner, III                      H. Elfner, III      S. Bissell
CHAIRMAN                                   appears here)       appears here)
KEYSTONE INVESTMENT MANAGEMENT COMPANY
/s/ George S. Bissell
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

    ALBERT H. ELFNER, III             GEORGE S. BISSELL

August 1997

PAGE 2
KEYSTONE BALANCED FUND II

    Your Fund's Performance

Comparison of change in value of a $10,000 investment in Keystone Balanced Fund II, the Standard & Poors 500 Index and the Consumer Price Index.

                 9/3/96 9/96 10/96 11/96 12/96 1/97 2/97 3/97 4/97 5/97 6/97
                 In Thousands            September 3, 1996 through June 30, 1997

Class A Shares   (Customer to fill in plot points)
CPI
S&P 500

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The Standard & Poors 500 index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees.

Class A shares were introduced on September 3, 1996. Performance is reported at the current maximum front-end sales charge of 4.75%.
  Class B and C shares were introduced on September 3, 1996. Shares purchased after January 1, 1997 are subject to a contingent deferred sales charge (CDSC) that declines from 5% to 1% over six years after the month purchased.
Performance assumes that shares were redeemed after the end of a one-year holding period and reflects the deduction of a 5% CDSC.
  Class C shares are subject to a 1% contingent deferred sales charge for 12 months after the month purchased. Performance reflects the return you would have received after holding shares for one year or more and redeeming after the end of that period.


SCHEDULE OF INVESTMENTS-- JUNE 30, 1997

[CAPTION]

 SHARES                                                VALUE
COMMON STOCKS-- 52.1%
                AEROSPACE & DEFENSE-- 2.0%
  1,600         Boeing Co. (The)...................  $   84,900
  1,000         United Technologies Corp...........      83,000
                                                        167,900
                AUTOMOTIVE EQUIPMENT & MANUFACTURING-- 0.8%
  1,900         Chrysler Corp......................      62,344
                BANKS-- 2.8%
  1,100         BankBoston Corp....................      79,269
    800         Chase Manhattan Corp...............      77,650
  1,200         NationsBank Corp...................      77,400
                                                        234,319
                BUSINESS EQUIPMENT & SERVICES-- 1.9%
  2,000         Hewlett-Packard Co.................     112,000
    700         Ikon Office Solutions, Inc.........      45,063
                                                        157,063
                CHEMICAL & AGRICULTURAL PRODUCTS-- 1.7%
  1,200         Du Pont (E. I.) De Nemours & Co....      75,450
  1,500         Monsanto Co........................      64,594
                                                        140,044
                CONSUMER PRODUCTS & SERVICES-- 2.3%
  1,700         Deere & Co.........................      93,288
    700         Procter & Gamble Co. (The).........      98,875
                                                        192,163
                DIVERSIFIED COMPANIES-- 2.6%
  1,200         Minnesota Mining & Manufacturing
                  Co...............................     122,400
  1,400         Tyco International Ltd.............      97,387
                                                        219,787
                ELECTRICAL EQUIPMENT & SERVICES-- 5.6%
  2,666    *    Analog Devices, Inc................      70,816
  2,000         Emerson Electric Co................     110,125
  1,400         General Electric Co................      91,525
  1,500         Motorola, Inc......................     114,000
  1,000         Texas Instruments, Inc.............      84,062
                                                        470,528
                FINANCE & INSURANCE-- 2.3%
  1,400         Federal National Mortgage
                  Association......................      61,075
  1,000         Student Loan Marketing
                  Association......................     127,000
                                                        188,075
 SHARES                                                VALUE
COMMON STOCKS-- CONTINUED
                FOOD & BEVERAGE PRODUCTS-- 3.7%
  1,700         Anheuser Busch Companies, Inc......  $   71,294
  1,800         Heinz (H.J.) Co....................      83,025
  1,800         Nabisco Holdings Corp. Cl. A.......      71,775
  1,800         Philip Morris Companies, Inc.......      79,875
                                                        305,969
                HEALTHCARE PRODUCTS & SERVICES-- 4.8%
  1,000         American Home Products Corp........      76,500
  1,200         Bristol-Myers Squibb Co............      97,200
  1,700         Johnson & Johnson..................     109,437
  1,000         Pfizer, Inc........................     119,500
                                                        402,637
                METAL PRODUCTS & SERVICES-- 0.7%
  1,100         Nucor Corp.........................      62,150
                OIL-- 7.3%
  1,200         Atlantic Richfield Co..............      84,600
  1,400         Exxon Corp.........................      86,100
  1,600         Halliburton Co.....................     126,800
    900         Kerr-McGee Corp....................      57,037
  1,200         Mobil Corp.........................      83,850
  1,100         Pennzoil Co........................      84,425
    700         Schlumberger Ltd...................      87,500
                                                        610,312
                REAL ESTATE-- 4.3%
  4,000         Arden Realty, Inc. (REIT)..........     104,000
  3,200         Patriot American Hospitality, Inc.
                  (REIT)...........................      81,600
  4,000         Prentiss Properties Trust (REIT)...     102,500
  2,200         TriNet Corporate Realty Trust, Inc.
                  (REIT)...........................      72,737
                                                        360,837
                TELECOMMUNICATION SERVICES & EQUIPMENT-- 2.3%
  4,500         Deutsche Telekom AG, ADR...........     108,563
    900         Northern Telecom Ltd...............      81,900
                                                        190,463
                TRANSPORTATION-- 0.9%
    700         Norfolk Southern Corp..............      70,525
                UTILITIES-- ELECTRIC-- 1.2%
  3,800         Boston Edison Co...................     100,225
                UTILITIES-- GAS-- 0.7%
  1,200         Sonat, Inc.........................      61,500

PAGE 4
KEYSTONE BALANCED FUND II

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997

 SHARES                                                VALUE
COMMON STOCKS-- CONTINUED
                UTILITIES-- TELEPHONE-- 4.2%
  1,000         Ameritech Corp.....................  $   67,937
  1,000         Bell Atlantic Corp.................      75,875
  1,600         BellSouth Corp.....................      74,200
  1,400         GTE Corp...........................      61,425
  1,200         SBC Communications, Inc............      74,250
                                                        353,687
TOTAL COMMON STOCKS
   (COST $3,540,339)...............................   4,350,528
CONVERTIBLE PREFERRED-- 3.7%
                FINANCE & INSURANCE-- 2.9%
  1,000         Conseco, Inc.
                  7.00%, PRIDES....................     129,750
  2,500         SunAmerica, Inc.
                  $3.188, PERCS....................     109,062
                                                        238,812
                RETAILING & WHOLESALE-- 0.8%
  1,300         Kmart Financing I
                  7.75%............................      71,338
TOTAL CONVERTIBLE PREFERRED
   (COST $263,492).................................     310,150
CONVERTIBLE DEBENTURES-- 3.0%
                CAPITAL GOODS-- 1.7%
100,000         Robbins & Myers, Inc.
                  6.50%, 9/1/03....................     143,000
                ENVIRONMENTAL SERVICES-- 1.3%
100,000         USA Waste Services, Inc.
                  4.00%, 2/1/02....................     109,063
 TOTAL CONVERTIBLE DEBENTURES
   (COST $200,000).................................     252,063
 SHARES                                                VALUE
 U.S. GOVERNMENT OBLIGATIONS-- 36.9%
340,000         U.S. Treasury Bonds
                  6.75%, 8/15/26...................  $  336,494
                U.S. Treasury Notes
350,000         5.875%, 2/15/00....................     347,211
400,000         6.25%, 3/31/99.....................     401,376
630,000         6.50%, 8/15/05.....................     628,230
900,000         6.50%, 5/31/01.....................     904,923
455,000         6.125%, 8/31/98....................     456,137

 TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $3,066,274)...............................   3,074,371

  PAR
 VALUE
REPURCHASE AGREEMENT-- 3.2%
$267,000        Keystone Joint Repurchase
                 Agreement, Investments in
                 repurchase agreements, in a joint
                 trading account, purchased
                 6/30/97, 6.039%, maturing 7/1/97
                 (maturity value $267,045) (a).....       267,000
TOTAL INVESTMENTS
  (COST $7,337,105)                            98.9%    8,254,112
OTHER ASSETS AND
  LIABILITIES-- NET                             1.1        87,941
NET ASSETS                                    100.0%   $8,342,053

  * Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1997.

ADR-- American Depositary Receipt
PERCS-- Preferred Equity Redemption Cumulative Stock
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities REIT-- Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS-- CLASS A, B, & C SHARES
PERIOD FROM SEPTEMBER 3, 1996 (COMMENCEMENT OF
INVESTMENT OPERATIONS) TO JUNE 30, 1997
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                         CLASS A       CLASS B       CLASS C
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00        $10.00        $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                      0.24          0.18          0.19
Net gain (loss) on investments and foreign currency related transactions                   1.70          1.71          1.69
Total from investment operations                                                           1.94          1.89          1.88
LESS DISTRIBUTIONS FROM:
Net investment income                                                                     (0.24)        (0.18)        (0.18)
Net realized gain on investments                                                          (0.02)        (0.02)        (0.02)
Total distributions                                                                       (0.26)        (0.20)        (0.20)
NET ASSET VALUE END OF PERIOD                                                            $11.68        $11.69        $11.68
TOTAL RETURN (A)                                                                          19.61%        19.05%        18.95%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Net expenses (b)                                                                         1.61%         2.31%         2.34%
  Net expenses, excluding indirect expenses (b)                                            1.54%         2.24%         2.27%
  Net expenses, excluding fee waivers and expense reimbursements (b)                       2.61%         4.31%         4.31%
  Net investment income (b)                                                                2.74%         2.10%         2.21%
PORTFOLIO TURNOVER RATE                                                                      91%           91%           91%
AVERAGE COMMISSION RATE PAID                                                             $0.0748       $0.0748       $0.0748
NET ASSETS END OF PERIOD (THOUSANDS)                                                     $2,049        $5,623          $670

Per share calculation based on weighted average shares outstanding.

(a) Excluding applicable sales charges.

(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 6
KEYSTONE BALANCED FUND II

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS
 Investments, at value
   (identified cost, $7,337,105)                  $8,254,112
 Cash                                                    461
 Dividends and interest receivable                    66,740
 Receivable for investments sold                      63,306
 Receivable for Fund shares sold                      18,043
 Deferred organization expenses                       15,800
 Other assets                                          1,185
   Total assets                                    8,419,647
LIABILITIES
 Payable for investments purchased                    49,417
 Distribution fee payable                                844
 Due to affiliates                                     5,889
 Other accrued expenses                               21,444
   Total liabilities                                  77,594
NET ASSETS                                        $8,342,053
NET ASSETS REPRESENTED BY
 Paid-in capital                                  $7,225,676
 Undistributed net investment income                   3,317
 Accumulated net realized gain on investments        192,275
 Net unrealized appreciation on investments          920,785
   Total net assets                               $8,342,053
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 CLASS A SHARES
   Net assets of $2,048,946 4 175,376 shares
     outstanding                                  $    11.68
   Offering price per share ($11.68 4 0.9525)
     (based on a sales charge of 4.75% of the
     offering price June 30, 1997)                $    12.26
 CLASS B SHARES
   Net assets of $5,623,061 4 480,959 shares
     outstanding                                  $    11.69
 CLASS C SHARES
   Net assets of $670,046 4 57,376 shares
     outstanding                                  $    11.68

STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 3, 1996 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JUNE 30, 1997

INVESTMENT INCOME
 Dividend (net of foreign taxes
   withheld of $268)                                 $   90,561
 Interest                                               178,074
   Total income                                         268,635
EXPENSES
 Management fee                          $41,377
 Distribution Plan expenses               44,217
 Shareholder services                     15,735
 Registration fees                        75,828
 Custodian fee expense                    20,421
 Professional fees                        17,847
 Printing                                 11,160
 Organization expense amortization         3,118
 Miscellaneous expenses                    1,235
   Total expenses                        230,938
   Less: Expenses paid indirectly         (4,406)
       Waiver of management fee and
         expense reimbursement          (102,453)
 Net expenses                                           124,079
 Net investment income                                  144,556
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
 Net realized gain on investments and
   foreign currency related
   transactions                                         203,840
 Net unrealized appreciation on
   investments                                          917,007
 Net realized and unrealized gain on
   investments and foreign currency
   related transactions                               1,120,847
 Net increase in net assets resulting
   from operations                                   $1,265,403

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM SEPTEMBER 3, 1996 (COMMENCEMENT OF
INVESTMENT OPERATIONS) TO JUNE 30, 1997

OPERATIONS
  Net investment income                                                                                      $  144,556
  Net realized gain on investments and foreign currency related transactions                                    203,840
  Net unrealized appreciation on investments                                                                    917,007
     Net increase in net assets resulting from operations                                                     1,265,403
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME
     Class A Shares                                                                                             (59,456)
     Class B Shares                                                                                             (79,282)
     Class C Shares                                                                                              (5,716)
  NET REALIZED GAIN ON INVESTMENTS
     Class A Shares                                                                                              (6,171)
     Class B Shares                                                                                              (5,230)
     Class C Shares                                                                                                (166)
     Total distributions to shareholders                                                                       (156,021)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class A Shares                                                                                           5,021,487
     Class B Shares                                                                                           6,316,517
     Class C Shares                                                                                             598,057
  Payments for shares redeemed:
     Class A Shares                                                                                          (3,524,948)
     Class B Shares                                                                                          (1,377,870)
     Class C Shares                                                                                             (10,475)
  Net asset value of shares issued in reinvestment of distributions:
     Class A Shares                                                                                              30,380
     Class B Shares                                                                                              75,051
     Class C Shares                                                                                               4,472
     Net increase in net assets resulting from capital share transactions                                     7,132,671
       Total increase in net assets                                                                           8,242,053
NET ASSETS:
  Beginning of period                                                                                           100,000
  End of period, including undistributed net investment income of $3,317                                     $8,342,053

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Keystone Balanced Fund II (the "Fund") is a Massachusetts Business Trust for which Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone was formerly a wholly owned subsidiary of Keystone Investments, Inc ("KII") and is currently a subsidiary of First Union Corporation ("First Union").
  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund's investment objective is to provide shareholders with current income and capital appreciation consistent with preservation of capital.
  The Fund offers Class A, Class B and Class C shares. Class A shares were offered at a public offering price, which includes a maximum sales charge of 4.75% payable at the time of purchase. Class B shares were sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased on or after January 1, 1997 that have been outstanding for seven years will automatically convert to Class A shares. Class B shares purchased prior to January 1, 1997 retain their existing conversion features. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial relative to the net assets of the Fund.

A. VALUATION OF SECURITIES

U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders.
  The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price.
  Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. REVERSE REPURCHASE AGREEMENTS

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain
(loss) on investment transactions

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

F. ORGANIZATION EXPENSES

Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

G. FEDERAL INCOME TAXES

The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income or excise taxes is required.

H. DISTRIBUTIONS

The Fund distributes net investment income on a quarterly basis and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for organization and stock issuance costs and certain distributions received from real estate investment trusts.

PAGE 10
KEYSTONE BALANCED FUND II

I. CLASS ALLOCATIONS

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Shares of beneficial interest of the Fund were divided into Class A, Class B, and Class C. For the period from September 3, 1996 (commencement of investment operations) to June 30, 1997, Transactions in shares of the Fund were as follows:


CLASS A
Shares sold                                       489,743
Shares redeemed                                  (321,187)
Shares issued in reinvestment of distributions      2,820
Net increase                                      171,376
CLASS B
Shares sold                                       596,181
Shares redeemed                                  (125,198)
Shares issued in reinvestment of distributions      6,976
Net increase                                      477,959
CLASS C
Shares sold                                        54,890
Shares redeemed                                      (928)
Shares issued in reinvestment of distributions        414
Net increase                                       54,376

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period from September 3, 1996 to June 30, 1997, were $13,666,276 and $6,806,253 respectively.
  The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended June 30, 1997 was approximately $516,250 at a weighted average interest rate of 5.386%. The maximum amount outstanding under reverse repurchase agreements during the period ended June 30, 1997 for the Fund was $516,799 (including accrued interest). There were no reverse repurchase agreements outstanding at June 30, 1997.
  On June 30, 1997, the cost of investments for federal income tax purposes was $7,333,327, gross unrealized appreciation of investments was $943,741 and gross unrealized depreciation of investments was $22,956, resulting in net unrealized appreciation of $920,785 for federal income tax purposes.

4. DISTRIBUTION PLANS

Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C shares also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.
  With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

  During the period from September 3, 1996 to June 30, 1997, amounts paid to EKD and/or EKIS pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $3,397, $37,966 and $2,854, respectively.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKD and/or its predecessor may continue as compensation for services which had been provided while the Distribution Plan was in effect.
  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.
  Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Under the terms of an investment advisory agreement between Keystone and the Fund, Keystone serves as the investment adviser and manager to the Fund. As such, Keystone manages the Fund's investments, provides certain administrative services and supervises the Funds daily business affairs. In return, Keystone is paid a management fee, computed daily and paid monthly calculated at a rate of 1.50% of the Fund's gross investment income plus an amount which is determined by applying percentage rates starting at 0.60% and declining as net assets increase to 0.30% per annum, to the average daily net asset value of the Fund. For the period from September 3, 1996 to June 30, 1997, Keystone reimbursed the Fund $102,453.
  During the period from September 3, 1996 to June 30, 1997, the Fund paid Keystone for certain accounting services. Additionally, Evergreen Keystone Service Company ("EKSC") (formerly Keystone Investor Resource Center, Inc.), a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  Effective January 1, 1997, BISYS Fund Services, Inc. ("BISYS"), an affiliate of EKD, began serving as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For this service, BISYS is paid a fee by keystone, which is not a Fund expense.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets

7. MERGER WITH EVERGREEN FOUNDATION FUND

On June 30, 1997, the Fund held a special meeting of its shareholders, the purpose of which was to approve an agreement and plan of reorganization providing for the acquisition of all the assets and the assumption of certain identified liabilities of the Fund by the Evergreen Foundation Fund. The plan, to be effective as of the close of business on July 17, 1997, provided for the issuance of shares of the Evergreen Foundation Fund to shareholders of the Fund in liquidation of the Keystone Balanced Fund II.

8. DISTRIBUTIONS TO SHAREHOLDERS

Distributions of $0.02 per share and $0.28 per share were declared on July 15, 1997 from net investment income and net short-term capital gains. This distribution was payable on July 17, 1997 to shareholders of record at the close of business on July 15, 1997 and are not reflected in these financial statements.

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE BALANCED FUND II

We have audited the accompanying statement of assets and liabilities of Keystone Balanced Fund II, including the schedule of investments, as of June 30, 1997, and the related statement of operations, statement of changes in net assets and financial highlights for the period from September 3, 1996 (commencement of investment operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Balanced Fund II as of June 30, 1997, the results of its operations, the changes in its net assets and financial highlights for the period from September 3, 1996 to June 30, 1997 in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
August 8, 1997

OTHER INFORMATION-- MERGER WITH EVERGREEN FOUNDATION FUND
(UNAUDITED)

On June 30, 1997, the Fund held a special meeting of its shareholders, the purpose of which was to approve an agreement and plan of reorganization providing for the acquisition of all the assets and the assumption of certain identified liabilities of the Fund by the Evergreen Foundation Fund. The plan, to be effective as of the close of business on July 17, 1997, provided for the issuance of shares of the Evergreen Foundation Fund to shareholders of the Fund in liquidation of the Keystone Balanced Fund II.

On May 2, 1997, the record date for the meeting, the Fund had 693,991 shares outstanding, of which 675,347 shares were represented at the meeting. The vote at the meeting was as follows:

  Affirmative            358,486
  Against                  4,988
  Abstain                 11,873

The closing for the merger took place as of the close of business July 17, 1997.

FEDERAL TAX STATUS-- FISCAL 1997 DISTRIBUTIONS (UNAUDITED)

During the fiscal year ended June 30, 1996, distributions of $0.26, $0.20 and $0.20 per share were paid in shares or cash to Class A, Class B and Class C shareholders, respectively. These amounts are taxable to shareholders as ordinary income in the year in which received by them or credited to their accounts. Of the ordinary income distributions, 26% is eligible for the corporate dividend received deduction. The above figures may differ from those previously reported and those cited elsewhere in this report due to differences in the calculation of income and capital gains for accounting (book) purposes and Internal Revenue Service (tax) purposes.
  In January 1998, we will send you complete information on the distributions paid during the calendar year 1997 to help you in completing your federal tax return.

                                KEYSTONE AMERICA
                                 FAMILY OF FUNDS
                             (Diamond appears here)
                            California Tax Free Fund
                      Capital Preservation and Income Fund
                             Florida Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Global Resources & Development Fund
                      Hartwell Emerging Growth Fund, Inc.
                          Intermediate Term Bond Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                                   Omega Fund
                           Pennsylvania Tax Free Fund
                          Small Company Growth Fund II
                             Strategic Income Fund
                              Tax Free Income Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

                        Evergreen Keystone
(Tree appears here)          FUNDS(SM)          (Keystone logo appears here)

   P.O. Box 2121
   Boston, Massachusetts 02106-2121

BAL2-R Rev01 8/97                               (Recycling logo appears here)

                                   KEYSTONE
                     (Photo of two people cycling appears here)
                                   BALANCED
                                    FUND II

                                 ANNUAL REPORT
                                 JUNE 30, 1997


                        Evergreen Keystone
(Tree appears here)          FUNDS(SM)          (Keystone logo appears here)